Equity Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]

	Stock Options
	Number of Options	Weighted-Average Exercise Price	Aggregate Intrinsic Value (in millions)	Performance Contingent Units
Outstanding January 1, 2011	3,382,316	$41.91		701,542
Granted	503,259	$59.74		222,580
Exercised / Lapsed	(736,452)	$35.26		(146,638)
Forfeited	(42,243)	$45.50		(21,818)
Outstanding December 31, 2011	3,106,880	$46.30		755,666
Granted	685,331	$56.65		257,679
Exercised / Lapsed	(287,485)	$29.96		(282,035)
Forfeited	(50,331)	$52.89		(25,980)
Outstanding December 31, 2012	3,454,395	$49.63		705,330
Granted	748,577	$58.77		261,322
Exercised / Lapsed	(811,684)	$44.89		(224,377)
Forfeited	(40,028)	$53.85		(29,934)
Outstanding December 31, 2013	3,351,260	$52.77	$20.1	712,341
Options exercisable	2,228,677	$50.64	$18.1

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding as of 12/31/2013	Weighted-Average Remaining Contractual Life (years)	Weighted- Average Exercise Price	Number Exercisable as of 12/31/2013	Weighted-Average Exercise Price
$25.00 - $34.99	430,897	5.0	$32.20	430,897	$32.20
$35.00 - $44.99	726	—	$39.61	726	$39.61
$45.00 - $54.99	621,030	4.5	$47.20	498,191	$47.25
$55.00 +	2,298,607	7.2	$58.13	1,298,863	$58.07
Totals	3,351,260	6.4	$52.77	2,228,677	$50.64